Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006391
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed Emerging Markets Fund
Class Name	Class I
Trading Symbol	EITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last year?
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Underweight exposure to China as the greater Chinese market was boosted by news of fresh monetary stimulus measures from the PBOC

↓ Overweight exposure to Turkey as most of the weakness for US-based investors stemmed from currency losses against the dollar

↓ Sector weighting in Taiwan due to an overweight in the materials sector, which underperformed

↑ Underweight exposure to India as Indian stocks were held back by weaker economic growth projections

↑ Underweight exposure to Korea as aggregate results for the country were negatively impacted by political turmoil

↑ Overweight exposure to Poland as a rally in the financials sector following comments from the central bank, helped boost headline results for the country

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
6/15	$1,000,000	$1,000,000
7/15	$952,412	$930,681
8/15	$879,083	$846,504
9/15	$849,448	$821,038
10/15	$890,980	$879,606
11/15	$858,317	$845,294
12/15	$839,185	$826,451
1/16	$804,072	$772,836
2/16	$810,476	$771,571
3/16	$903,670	$873,672
4/16	$923,766	$878,420
5/16	$883,353	$845,653
6/16	$913,607	$879,451
7/16	$952,917	$923,707
8/16	$954,904	$946,663
9/16	$963,517	$958,836
10/16	$964,621	$961,122
11/16	$923,987	$916,881
12/16	$940,698	$918,905
1/17	$987,632	$969,190
2/17	$1,009,864	$998,859
3/17	$1,032,769	$1,024,074
4/17	$1,051,184	$1,046,494
5/17	$1,069,149	$1,077,433
6/17	$1,072,068	$1,088,279
7/17	$1,124,616	$1,153,151
8/17	$1,151,115	$1,178,872
9/17	$1,142,581	$1,174,185
10/17	$1,150,890	$1,215,347
11/17	$1,147,971	$1,217,787
12/17	$1,195,549	$1,261,502
1/18	$1,279,917	$1,366,643
2/18	$1,232,589	$1,303,614
3/18	$1,220,700	$1,279,375
4/18	$1,207,667	$1,273,715
5/18	$1,147,078	$1,228,582
6/18	$1,110,953	$1,177,538
7/18	$1,145,020	$1,203,406
8/18	$1,101,351	$1,170,867
9/18	$1,102,036	$1,164,652
10/18	$1,035,503	$1,063,231
11/18	$1,059,738	$1,107,047
12/18	$1,037,779	$1,077,720
1/19	$1,117,051	$1,172,082
2/19	$1,111,439	$1,174,717
3/19	$1,111,673	$1,184,577
4/19	$1,125,002	$1,209,514
5/19	$1,081,274	$1,121,750
6/19	$1,134,589	$1,191,760
7/19	$1,117,051	$1,177,187
8/19	$1,071,920	$1,119,791
9/19	$1,082,677	$1,141,168
10/19	$1,112,374	$1,189,287
11/19	$1,107,464	$1,187,651
12/19	$1,167,545	$1,276,256
1/20	$1,116,428	$1,216,764
2/20	$1,033,872	$1,152,600
3/20	$816,682	$975,073
4/20	$892,998	$1,064,364
5/20	$925,157	$1,072,540
6/20	$968,835	$1,151,381
7/20	$1,017,792	$1,254,270
8/20	$1,040,351	$1,281,995
9/20	$1,015,393	$1,261,433
10/20	$1,008,433	$1,287,422
11/20	$1,129,867	$1,406,493
12/20	$1,219,629	$1,509,889
1/21	$1,220,851	$1,556,179
2/21	$1,238,442	$1,568,082
3/21	$1,242,351	$1,544,399
4/21	$1,274,845	$1,582,852
5/21	$1,324,685	$1,619,558
6/21	$1,335,924	$1,622,350
7/21	$1,292,436	$1,513,168
8/21	$1,336,657	$1,552,776
9/21	$1,300,987	$1,491,067
10/21	$1,305,384	$1,505,773
11/21	$1,238,442	$1,444,408
12/21	$1,275,834	$1,471,510
1/22	$1,273,957	$1,443,656
2/22	$1,232,931	$1,400,505
3/22	$1,226,496	$1,368,874
4/22	$1,168,844	$1,292,728
5/22	$1,168,576	$1,298,420
6/22	$1,087,060	$1,212,140
7/22	$1,101,808	$1,209,163
8/22	$1,102,076	$1,214,211
9/22	$1,006,080	$1,071,866
10/22	$1,021,633	$1,038,586
11/22	$1,130,232	$1,192,627
12/22	$1,119,686	$1,175,864
1/23	$1,185,376	$1,268,712
2/23	$1,132,706	$1,186,446
3/23	$1,156,082	$1,222,380
4/23	$1,164,959	$1,208,527
5/23	$1,139,216	$1,188,228
6/23	$1,182,417	$1,233,345
7/23	$1,251,066	$1,310,122
8/23	$1,197,212	$1,229,419
9/23	$1,164,663	$1,197,267
10/23	$1,118,799	$1,150,747
11/23	$1,193,662	$1,242,841
12/23	$1,238,937	$1,291,429
1/24	$1,198,527	$1,231,464
2/24	$1,236,744	$1,290,047
3/24	$1,261,492	$1,322,014
4/24	$1,260,239	$1,327,929
5/24	$1,285,926	$1,335,430
6/24	$1,290,625	$1,388,104
7/24	$1,306,601	$1,392,235
8/24	$1,325,396	$1,414,713
9/24	$1,379,903	$1,509,181
10/24	$1,331,035	$1,442,062
11/24	$1,308,480	$1,390,249
12/24	$1,299,934	$1,388,340
1/25	$1,320,246	$1,413,150
2/25	$1,320,573	$1,419,996
3/25	$1,336,954	$1,428,985
4/25	$1,364,145	$1,447,763
5/25	$1,410,665	$1,509,528
6/25	$1,474,220	$1,600,292

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	14.23%	8.75%	3.95%
MSCI Emerging Markets Index (net of foreign withholding taxes)	15.29%	6.80%	4.81%
Footnote	Description
Footnote[1]	Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 527,165,081
Holdings Count | Holding	1,438
Advisory Fees Paid, Amount	$ 2,240,642
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,165,081
# of Portfolio Holdings	1,438
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,240,642

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	0.7%
Africa	9.3%
Middle East	10.7%
Emerging Europe	13.3%
Latin America	15.9%
Asia	49.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.1%
Delta Electronics (Thailand) PCL	1.0%
Naspers Ltd., Class N	1.0%
America Movil SAB de CV, Series B	0.7%
Samsung Electronics Co. Ltd.	0.7%
Xiaomi Corp., Class B	0.6%
Bharti Airtel Ltd.	0.6%
MTN Group Ltd.	0.6%
Reliance Industries Ltd.	0.6%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761